Reward Card Program Liability (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Reward Card Program Liability [Abstract]
Deposits totaling	$ 43,878	$ 173,270	$ 2,069,119